Restructuring and Integration Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expense Of Restructuring Activities [Line Items]
Impairment of non-current assets held-for-sale - Russia and Belarus	£ 319	£ 54
Reynolds American Inc.
Expense Of Restructuring Activities [Line Items]
Reversal of accrual related to shareholders litigation claims		59
Factory rationalisation partial reversal of previously estimated impairment
Expense Of Restructuring Activities [Line Items]
Depreciation, amortisation and impairment costs		(25)
Myanmar
Expense Of Restructuring Activities [Line Items]
Quantum initiatives charge		27
Quantum initiatives foreign exchange reclassified from equity included in total charge		£ 4
Indonesia | Machinery
Expense Of Restructuring Activities [Line Items]
Impairment of non-current assets held-for-sale - Russia and Belarus			£ 69